Document and Entity Information	Nov. 10, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001631574
Document Type	8-K
Document Period End Date	Nov. 10, 2021
Entity Registrant Name	WAVE LIFE SCIENCES LTD.
Entity Incorporation State Country Code	U0
Entity File Number	001-37627
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	7 Straits View #12-00
Entity Address, Address Line Two	Marina One
Entity Address, City or Town	East Tower
Entity Address, Country	SG
Entity Address, Postal Zip Code	018936
City Area Code	65
Local Phone Number	6236 3388
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	$0 Par Value Ordinary Shares
Trading Symbol	WVE
Security Exchange Name	NASDAQ